INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Land use rights	$2,027,918	$1,873,842
Trademark	7,117	7,517
Patents	5,065	5,350
Total	2,040,100	1,886,709
Less: accumulated amortization	(261,836)	(236,672)
Intangible assets, net	$1,778,264	$1,650,037

Amortization expense was $39,361 and $36,045 for the years ended December 31, 2015 and 2014, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending December 31,	Amortization expense

2016	$41,414
2017	41,302
2018	41,187
2019	40,449
2020	40,449
Thereafter	1,573,463
$1,778,264